The Growth Fund of America, Inc.
One Market, Steuart Tower
Suite 2000
San Francisco, California  94105

Mailing address:
P.O. Box 7650
San Francisco, California 94120-7650
Phone (415) 393 7110
Fax (415) 393 7140

Patrick Quan
Secretary

November 4, 2011

Document Control
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	The Growth Fund of America, Inc
File Nos 811-00862 and 002-14728

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on October 28, 2011 of Registrant's Post-Effective Amendment No. 88 under the Securities Act of 1933 and Amendment No. 47 under the Investment Company Act of 1940.

Sincerely,

/s/ Patrick F. Quan
Patrick F. Quan

/pfq